SCHEDULE OF REPURCHASES OF COMMON STOCK (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate common stock repurchased				$ 785,525
Treasury Stock, Common [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate common stock repurchased			$ 201,902	$ 74,107
Weighted average price paid per share			$ 0.27	$ 10.60
Total amount paid			$ 54,943	$ 785,525